Vanguard PRIMECAP Fund

Schedule of Investments (unaudited)
As of June 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (96.6%)
Communication Services (5.2%)
*	Alphabet Inc. Class C	1,198,403	1,295,366
*	Alphabet Inc. Class A	1,183,555	1,281,553
	Walt Disney Co.	2,600,000	363,064
	Activision Blizzard Inc.	5,600,000	264,320
*	Charter Communications Inc. Class A	135,000	53,349
	Comcast Corp. Class A	1,100,000	46,508
*	T-Mobile US Inc.	365,700	27,113
*	Altice USA Inc. Class A	461,100	11,228
			3,342,501
Consumer Discretionary (9.8%)
*	Alibaba Group Holding Ltd. ADR	8,330,680	1,411,634
^	Sony Corp. ADR	17,275,106	905,043
	Ross Stores Inc.	7,628,500	756,137
1	Whirlpool Corp.	4,209,572	599,275
	TJX Cos. Inc.	8,935,000	472,483
*	Amazon.com Inc.	194,765	368,813
	Carnival Corp.	7,721,565	359,439
	Royal Caribbean Cruises Ltd.	2,875,433	348,531
*,^,1 Mattel Inc.		26,546,638	297,588
	L Brands Inc.	10,640,571	277,719
*,^	Tesla Inc.	511,000	114,188
*	Altaba Inc.	1,020,800	70,813
	Marriott International Inc. Class A	490,300	68,784
	eBay Inc.	1,660,000	65,570
	MGM Resorts International	1,961,000	56,026
*	Ulta Beauty Inc.	105,500	36,597
	Restaurant Brands International Inc.	522,900	36,362
	Hilton Worldwide Holdings Inc.	295,366	28,869
	Las Vegas Sands Corp.	390,000	23,045
	McDonald's Corp.	101,800	21,140
	Newell Brands Inc.	555,000	8,558
*	AutoZone Inc.	2,950	3,243
*	Burlington Stores Inc.	15,300	2,603
	Adient plc	69,700	1,691
			6,334,151
Consumer Staples (0.0%)
	Constellation Brands Inc. Class A	45,600	8,980
	Philip Morris International Inc.	58,000	4,555
	Altria Group Inc.	78,500	3,717
			17,252
Energy (1.5%)
	Hess Corp.	4,715,000	299,733
	Pioneer Natural Resources Co.	1,877,800	288,918
	EOG Resources Inc.	1,918,034	178,684
	Schlumberger Ltd.	1,800,553	71,554
*	Transocean Ltd.	10,058,573	64,476

	Noble Energy Inc.	1,975,600	44,253
			947,618
Financials (8.4%)
	Wells Fargo & Co.	28,999,847	1,372,273
	JPMorgan Chase & Co.	11,300,275	1,263,371
	Charles Schwab Corp.	17,263,697	693,828
	Marsh & McLennan Cos. Inc.	6,132,815	611,748
	Bank of America Corp.	20,443,632	592,865
	Discover Financial Services	3,040,825	235,938
	US Bancorp	3,917,300	205,266
	CME Group Inc.	896,318	173,984
	Citigroup Inc.	2,100,000	147,063
	Progressive Corp.	1,577,000	126,050
	American Express Co.	118,300	14,603
			5,436,989
Health Care (23.5%)
	Eli Lilly & Co.	22,774,308	2,523,166
*	Biogen Inc.	9,219,356	2,156,131
	Amgen Inc.	10,515,044	1,937,712
	Novartis AG ADR	14,312,125	1,306,840
*	Boston Scientific Corp.	30,134,896	1,295,198
	AstraZeneca plc ADR	28,496,088	1,176,318
	Roche Holding AG	3,413,662	959,880
	Thermo Fisher Scientific Inc.	2,570,202	754,817
*	Elanco Animal Health Inc.	13,939,314	471,149
	Medtronic plc	4,354,000	424,036
	Bristol-Myers Squibb Co.	8,718,713	395,394
	Abbott Laboratories	4,623,595	388,844
*	BioMarin Pharmaceutical Inc.	4,233,741	362,620
*,^ Alcon Inc.		2,780,412	172,525
2	Siemens Healthineers AG	3,991,700	168,202
	CVS Health Corp.	2,923,665	159,310
	Merck & Co. Inc.	1,500,000	125,775
	Zimmer Biomet Holdings Inc.	1,034,200	121,767
	Agilent Technologies Inc.	1,152,384	86,048
	Sanofi ADR	976,000	42,232
	Stryker Corp.	180,000	37,004
	GlaxoSmithKline plc ADR	548,000	21,931
			15,086,899
Industrials (18.7%)
1	Southwest Airlines Co.	35,149,162	1,784,874
	FedEx Corp.	9,571,654	1,571,570
	Airbus SE	10,057,666	1,423,377
*,1 United Continental Holdings Inc.		15,925,403	1,394,269
1	American Airlines Group Inc.	30,326,913	988,961
	Siemens AG	7,816,026	930,540
	Caterpillar Inc.	5,591,845	762,113
	Delta Air Lines Inc.	11,818,466	670,698
	Union Pacific Corp.	2,312,000	390,982
	Honeywell International Inc.	1,923,400	335,806
	Boeing Co.	918,500	334,343
	Alaska Air Group Inc.	4,996,700	319,339
	Deere & Co.	1,522,173	252,239
	United Parcel Service Inc. Class B	2,125,170	219,466
	Textron Inc.	3,104,000	164,636
	United Technologies Corp.	995,000	129,549

*	TransDigm Group Inc.	180,016	87,092
	CSX Corp.	1,000,000	77,370
	General Dynamics Corp.	308,900	56,164
	Pentair plc	1,030,000	38,316
	Rockwell Automation Inc.	180,680	29,601
	nVent Electric plc	1,030,000	25,534
*	Ryanair Holdings plc ADR	250,000	16,035
*,^ Lyft Inc. Class A		223,200	14,667
*	Herc Holdings Inc.	142,000	6,508
			12,024,049
Information Technology (28.6%)
*	Adobe Inc.	11,080,057	3,264,739
	Microsoft Corp.	22,730,267	3,044,947
	Texas Instruments Inc.	19,997,270	2,294,887
*	Micron Technology Inc.	31,109,974	1,200,534
	QUALCOMM Inc.	11,744,337	893,392
1	NetApp Inc.	12,998,241	801,991
^	Telefonaktiebolaget LM Ericsson ADR	72,782,590	691,435
	Intel Corp.	14,277,292	683,454
	HP Inc.	31,267,831	650,058
	Hewlett Packard Enterprise Co.	43,180,166	645,543
	Cisco Systems Inc.	11,287,950	617,789
	Intuit Inc.	2,312,900	604,430
	KLA-Tencor Corp.	5,095,775	602,321
	NVIDIA Corp.	2,277,000	373,952
	Oracle Corp.	6,300,429	358,935
	Analog Devices Inc.	2,643,399	298,360
	Visa Inc. Class A	1,284,400	222,908
	Corning Inc.	5,682,100	188,816
1	Plantronics Inc.	3,672,300	136,022
*	PayPal Holdings Inc.	1,056,000	120,870
	Apple Inc.	547,500	108,361
	Entegris Inc.	2,650,322	98,910
	DXC Technology Co.	1,520,158	83,837
*	salesforce.com Inc.	538,400	81,691
*,^ BlackBerry Ltd.		10,854,800	80,977
	Micro Focus International plc ADR	2,986,351	78,213
*	Keysight Technologies Inc.	290,000	26,045
	Perspecta Inc.	1,038,287	24,306
	Applied Materials Inc.	526,300	23,636
*	Dell Technologies Inc.	350,000	17,780
*	Palo Alto Networks Inc.	70,900	14,447
	Mastercard Inc. Class A	54,000	14,285
	Western Digital Corp.	200,000	9,510
	Nokia Oyj ADR	1,750,000	8,767
*	Rambus Inc.	554,197	6,673
*	Arista Networks Inc.	6,600	1,713
			18,374,534
Materials (0.9%)
	Albemarle Corp.	2,777,535	195,566
	Linde plc	900,707	180,862
	DuPont de Nemours Inc.	1,314,517	98,681
	Dow Inc.	1,214,350	59,880
*	Corteva Inc.	1,314,516	38,870
			573,859
Total Common Stocks (Cost $27,925,827)			62,137,852

Temporary Cash Investment (3.8%)
Money Market Fund (3.8%)
3,4 Vanguard Market Liquidity Fund (Cost $2,414,238)	2.449%	24,142,061	2,414,689
Total Investments (100.4%) (Cost $30,340,065)			64,552,541
Other Assets and Liabilities-Net (-0.4%)4			(263,294)
Net Assets (100%)			64,289,247

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $418,293,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of this security represented 0.3% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $435,576,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-
specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity
Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for

PRIMECAP Fund

financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	58,655,853	3,481,999	—
Temporary Cash Investments	2,414,689	—	—
Total	61,070,542	3,481,999	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5%
of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Net				June 30,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	2,087,963	NA1	NA1	86	305	30,823	—	2,414,689
American Airlines
Group Inc.	1,253,411	—	—	—	(264,450)	9,098	—	988,961
Mattel Inc.	410,502	4,537	—	—	(117,451)	—	—	297,588
NetApp Inc.	1,248,858	—	122,244	55,440	(380,063)	16,314	—	801,991
Plantronics Inc.	221,440	—	—	—	(85,418)	1,653	—	136,022
Southwest Airlines Co.	2,195,065	—	—	—	(410,191)	17,575	—	1,784,874
United Continental
Holdings Inc.	1,410,309	7,500	—	—	(23,540)	—	—	1,394,269
Whirlpool Corp.	486,575	12,786	—	—	99,914	14,594		599,275
Total	9,314,123	24,823	122,244	55,526	(1,180,894)	90,057	—	8,417,669
1 Not applicable—purchases and sales are for temporary cash investment purposes.

PRIMECAP Fund